OPERATING LEASE LIABILITIES AND RIGHT OF USE ASSETS (Tables)	6 Months Ended
Jun. 30, 2025
Operating Lease Liabilities And Right Of Use Assets
SCHEDULE OF OPERATING LEASE LIABILITIES

Operating lease liabilities consist of:

	As of
	June 30,	December 31,
	2025	2024
Current portion	$929,017	$768,544
Long term portion	415,821	554,366
Total operating lease liabilities	$1,344,838	$1,322,910

SCHEDULE OF FUTURE OPERATING LEASE PAYMENTS

The following summarizes total future minimum operating lease payments at June 30, 2025:

The periods ending June 30,
2025	$778,706
2026	359,090
2027	161,932
2028	97,334
Thereafter	-
Total minimum lease payments	$1,397,062
Less: present value discount	(52,224)
Present value of minimum lease payments	$1,344,838